Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 61,313	$ 46,553
Accruals and reserves	160	147
Stock-based compensation	5,233	744
Research and development credits	11	11
Intangible assets	11,509	32
Gross deferred assets	80,733	47,487
Valuation allowance	(76,381)	(46,067)
Net deferred tax assets	0	0
ROU liability	2,507
Deferred tax liabilities:
Total deferred tax liabilities	(4,352)	(1,420)
Depreciation and amortization	(2,063)	(1,420)
ROU Asset	(2,289)
Total net deferred tax assets	$ 76,381	$ 46,067